NOTE 27 - Changes In Liabilities Arising from Financing Activities: Schedule of Reconciliation of changes in liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Reconciliation of changes in liabilities

Reconciliation of the changes in liabilities for which cash flows have been or will be classified as financing activities in the statement of cash flows:

	Lease liabilities	Convertible loans	Derivative liability - Warrants	Liability for Agricultural Research Organization (*)	Loans
As at January 1, 2025	9,913	-	-	2,696	3,905
Changes from financing activities:
Repayments of lease liabilities	(1,382)	-	-	-	-
Proceeds from loans, net of repayments	-	-	-	-	6,630
Repayment of royalties	-	-	-	(159)	-
Repayments of principal and interest of Convertible Loans	-	-	-	-	-
Total changes in financing activities	(8,531)	-	-	2,537	10,535
Additions and modifications	313	-	-	-	-
Fair value adjustments	-	-	-	(396)	(244)
Exercise warrants against debt	-	-	-	-	(1,397)
Accrued interest	1,007	-	-	270	1,078
Reclassification	-	-	-	-	200
Conversion	-	-	-	-	(7,603)
Index adjustments	228	-	-	-	-
Effects of foreign exchange	1,456	-	-	129	-
As at December 31, 2025	11,535	-	-	2,540	2,569

	Lease liabilities	Convertible loans	Derivative liability - Warrants	Liability for Agricultural Research Organization (*)	Loans
As at January 1, 2024	1,807	20,533	526	2,508	-
Changes from financing activities:
Repayments of lease liabilities	(579)	-	-	-	-
Proceeds from loans, net of repayments	-	-	-	-	3,314
Repayment of royalties	-	-	-	-	-
Repayments of principal and interest of Convertible Loans	-	(693)	-	-	-
Total changes in financing activities	1,228	19,840	526	2,508	3,314
Additions and modifications	7,586	-	-	-	-
Fair value adjustments	-	3,503	408	205	-
Exercise warrants against debt	-	-	-	-	-
Accrued interest	671	-	-	-	70
Reclassification	-	(521)	(934)	-	521
Conversion	-	(22,822)	-	-	-
Index adjustments	386	-	-	-	-
Effects of foreign exchange	42	-	-	(17)	-
As at December 31, 2024	9,913	-	-	2,696	3,905